Cover	Aug. 10, 2022
Cover [Abstract]
Entity Registrant Name	Toga Limited
Entity Central Index Key	0001378125
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 10, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0568153
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-39052
Entity Address Address Line 1	515 S. Flower Street
Entity Address Address Line 2	18th Floor
Entity Address City Or Town	Los Angeles
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90071
City Area Code	949
Local Phone Number	333-1603